CAPITAL STOCK TRANSACTIONS (Details Narrative) - USD ($)																																					1 Months Ended		3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2022	Feb. 21, 2022	Dec. 31, 2021	Sep. 13, 2021	Sep. 02, 2021	Jun. 24, 2021	Jun. 16, 2021	May 28, 2021	Mar. 12, 2021	Mar. 10, 2021	Mar. 05, 2021	Feb. 23, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 05, 2021	Feb. 01, 2021	Jan. 12, 2021	Jan. 08, 2021	Oct. 14, 2020	Aug. 17, 2020	Jul. 23, 2020	Jul. 06, 2020	Jun. 08, 2020	Mar. 17, 2020	Feb. 04, 2020	Feb. 03, 2020	Jan. 30, 2020	Jan. 21, 2020	Jan. 08, 2020	Dec. 05, 2019	Sep. 19, 2019	Jul. 18, 2019	Jun. 10, 2019	May 31, 2019	Aug. 21, 2014	Aug. 07, 2013	Apr. 30, 2022	Sep. 30, 2015	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 16, 2022	Sep. 01, 2022	Aug. 17, 2022	Aug. 16, 2022	Aug. 05, 2022	Jun. 30, 2022	May 06, 2022	May 05, 2022	Sep. 07, 2021	Apr. 15, 2021	Feb. 19, 2020	Oct. 30, 2019	Aug. 28, 2018	Jun. 30, 2017	May 25, 2006	Apr. 21, 2005
Class of Stock [Line Items]
Common stock, shares authorized			2,000,000,000																																				2,000,000,000		2,000,000,000			2,000,000,000					2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares par value			$ 0.001																																				$ 0.001		$ 0.001			$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			20,000																																									20,000							20,000	20,000
Number of stock issued shares		15,035,000		1,100,630																								300,000,000																							9,833,750
Shares issued price per share		$ 0.08	$ 0.08																									$ 0.03																							$ 0.08
Debt discount																																																	$ 145,632
Debt unamortized debt discount			$ 26,919																																				$ 437,044					$ 170,438					437,044		$ 26,919	$ 170,438
Number of stock issued shares, value																																										$ 36	$ 3,084,003								$ 3,084,039	1,132,843
Number of common stock shares issued for conversion																																							84,016,076												482,870,234
Issuance or sale of equity																																																	$ 1,493,945	$ 3,584,511	$ 4,761,090	1,171,020
Legal fees																																					$ 34,500			$ 45,498											96,334
Value of shares conversion of convertible notes
Common stock, shares outstanding			943,569,149																																				1,482,977,289					821,169,656					1,482,977,289		943,569,149	821,169,656										965,171,292
Preferred stock, shares par value			$ 100																																									$ 100							$ 100	$ 100
Preferred stock shares outstanding			4,500																																									0							4,500	0
Gain on debt																																							$ 0		$ 460,568								$ 2,920	$ 828,666	$ 868,502	$ 399,181
Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Number of stock issued shares							36,283
Previous Note Holder [Member]
Class of Stock [Line Items]
Conversion of warrants into stock								547,468
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares par value																											$ 0.02
Accrued interest																											$ 19,721
Number of stock issued shares																								833,333	2,000,000	3,690,000	1,700,000	4,523,333														36,283	44,213,053								44,249,336	43,762,272
Shares issued price per share																								$ 0.03	$ 0.04	$ 0.03
Number of shares conversion of convertible notes																																											6,625,000								6,625,000	5,000,000
Number of stock issued shares, value																																										$ 36	$ 44,213								$ 44,249	$ 43,762
Number of common stock shares issued for conversion																											1,700,000														1,100,630	25,000,000										15,735,202
Stock dividends, shares																																											4,344,250								4,344,250
Number of stock issued shares																																					4,915,644			3,155,865											9,842,072
Number of stock issued value																																					$ 153,324			$ 134,755											$ 294,016
Value of shares conversion of convertible notes																											$ 36,500																$ 6,625								$ 6,625	$ 5,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares par value			$ 0.001																																																$ 0.001
Preferred stock, shares authorized			20,000,000																																				20,000,000										20,000,000		20,000,000
Number of shares conversion of convertible notes																																											(4,500)								(4,500)	(2,000)
Number of stock issued shares, value
Value of shares conversion of convertible notes																																											$ (450,000)								$ (450,000)	(200,000)
Preferred stock, shares par value																																							$ 0.001										$ 0.001
Series F Warrants [Member]
Class of Stock [Line Items]
Number of warrant purchase			375,000																																				375,000										375,000		375,000
Warrant is exercisable price per share			$ 0.10																																				$ 0.10										$ 0.10		$ 0.10
Series G Warrants [Member]
Class of Stock [Line Items]
Number of warrant purchase			375,000																																				375,000										375,000		375,000
Warrant is exercisable price per share			$ 0.20																																				$ 0.20										$ 0.20		$ 0.20
Warrants [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Number of warrant to purchase common stock																														1	1
Warrant is exercisable price per share																														$ 0.04	$ 0.04		$ 0.04
Number of stock sale shares																														5,000,000	250,000
Promissory Note [Member]
Class of Stock [Line Items]
Debt principal amount																																																					$ 300,000	$ 138,889	$ 150,000					$ 138,889
Debt interest rate																																																													10.00%
Number of warrant purchase																																																						1,736,111	1,875,000	3,750,000	1,736,111
Warrant is exercisable price per share																																																					$ 0.04	$ 0.04	$ 0.04		$ 0.04
Percentage of exercise price of warrant																																																					120.00%	120.00%	120.00%		120.00%
Notes Payable [Member]
Class of Stock [Line Items]
Gain on debt																																														$ 22,221
Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt discount																													$ 87,560
Debt interest rate																													12.00%																																		12.00%	12.00%
MGW Investment I Limited [Member]
Class of Stock [Line Items]
Debt conversion shares						25,000,000
Debt converted in stock, amount						$ 75,000
Number of shares conversion of convertible notes	516,301,343
Value of shares conversion of convertible notes	$ 1,548,904
Mast Hill Fund [Member]
Class of Stock [Line Items]
Debt principal amount																																																											$ 750,000.00
Shares issued price per share																																																											$ 0.04
Number of warrant purchase																																																											9,375,000
Percentage of exercise price of warrant																																																											120.00%
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued for redemption, shares														1,100,000			697,861
Cashless warrants														$ 44,000			$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Class of Stock [Line Items]
Debt principal amount			$ 164,800																																									$ 164,800							$ 164,800	$ 164,800
Debt conversion shares			14,035,202																																																	14,035,202
Debt converted in stock, amount			$ 171,229																																																	$ 171,229
Accrued interest			$ 6,429																																																	6,429
Conversion of warrants into stock																1,100,000		697,861
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Common stock, shares par value																				$ 0.001		$ 0.001
Debt principal amount																				$ 103,000		$ 164,800
Number of warrant to purchase common stock																				1,500,000		1,500,000
Restricted shares of common stock																				1,000,000		1,000,000
Shares issued price per share																				$ 0.001
Debt discount																				$ 3,000		$ 17,861																							$ 3,234			$ 14,627
Debt interest rate																				8.00%		8.00%
Debt conversion price																				$ 0.02		$ 0.02
Debt principal payments of debt																				$ 19,211		$ 19,211
Debt unamortized debt discount																				$ 17,861		$ 4,800																		0				14,267	$ 14,267							14,267
Number of warrant purchase																						1,500,000
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Class of Stock [Line Items]
Common stock, shares par value																				$ 0.001
Debt principal amount																				$ 103,000
Restricted shares of common stock																				1,000,000		1,000,000
Debt discount																				$ 17,861																					$ 3,234							$ 14,627
Debt interest rate																				8.00%
Debt conversion price																				$ 0.02
Debt principal payments of debt																				$ 19,211
Debt unamortized debt discount																				$ 3,000																								14,267								14,267						$ 0
Number of warrant purchase																				1,500,000
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Class of Stock [Line Items]
Number of shares issued as exercise of warrants								547,468.00
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt principal amount																			$ 168,000
Restricted shares of common stock																			1,250,000
Stock issued for redemption, shares																	697,861
Cashless warrants																	$ 27,914
Shares issued price per share																			$ 0.001
Debt discount																																												5,189
Debt unamortized debt discount																																												$ 19,093								$ 19,093
Number of warrant purchase																			1,500,000
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Class of Stock [Line Items]
Common stock, shares par value																			$ 0.001
Debt principal amount																			$ 168,000																																				$ 150,000
Restricted shares of common stock																			1,250,000
Stock issued for redemption, shares																	697,861
Cashless warrants																	$ 27,914
Debt discount																			$ 24,282																					19,093
Debt interest rate																			8.00%																																				15.00%
Debt conversion price																			$ 0.02
Debt principal payments of debt																			$ 24,282
Debt unamortized debt discount																			$ 8,000																					$ 0															$ 15,000.00
Number of warrant purchase																			1,500,000																																				1,875,000
Warrant is exercisable price per share																																																							$ 0.04
Equity Financing Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of stock issued shares					1,142,459																		764,526																													22,572,272
Agreement, description					the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 1,142,459 Shares of common stock as an commitment fee, which was valued and expense in the amount of $47,699. On October 14, 2021, this Form S-1 became effective																		(the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 764,526 Shares of common stock as an commitment fee, which was valued and expense in the amount of $10,000. On July 23, 2020, this Form S-1 became effective
Issuance or sale of equity					$ 4,000,000
Commitment fee					$ 47,699																		$ 10,000
Legal fees																																																				$ 171,794
Proceeds from common stock																																																				$ 321,951
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Class of Stock [Line Items]
Common stock, shares par value																																		$ 0.001
Warrant is exercisable price per share																																		$ 0.04
Number of stock sale shares																																		168,000,000
Purchase price of shares sale																																		$ 1,999,200
Sale of stock price per share																																		$ 0.0119
Subscription Agreement [Member] | MGW Investment I Limited [Member] | Warrants [Member]
Class of Stock [Line Items]
Common stock, shares par value																																		0.001
Warrant is exercisable price per share																																		$ 0.04
Number of stock sale shares																																		168,000,000
Purchase price of shares sale																																		$ 1,999,200
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of stock issued shares									3,693,588					3,000,000							3,000,000
Shares issued price per share									$ 0.08												$ 0.04
Number of shares conversion of convertible notes									1,300					1,200							1,200
Number of common stock shares issued for conversion									1,625,000
Conversion of shares									650
Series D Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued for conversion									2,068,588
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of stock issued shares																									2,000,000
Number of shares conversion of convertible notes																									800
Preferred stock dividend description																																						In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date											The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period		The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period
Preferred stock dividend rate																																			13.00%														17.50%		17.50%
Preferred stock shares outstanding																																			5,000
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of stock issued shares													2,275,662	3,000,000	3,000,000						3,000,000																										4,000,000
Shares issued price per share														$ 0.08	$ 0.08						$ 0.04																										$ 0.015
Number of shares conversion of convertible notes														1,200	1,200						1,200																										800
Accrued dividend													$ 182,052
Number of stock issued shares, value																																															$ 60,000
Commitment fee																																															$ 60,000
Value of shares conversion of convertible notes													$ 182,052
Series D Convertible Preferred Stock One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of stock issued shares													2,000,000												2,000,000
Shares issued price per share													$ 0.04												$ 0.04
Number of shares conversion of convertible notes													800												800
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			440																																				440										440		440
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000																																				20,000										20,000		20,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			15,000																																				15,000										15,000		15,000
Board of Directors and Shareholders [Member]
Class of Stock [Line Items]
Common stock, shares authorized																																	2,000,000,000																																800,000,000	400,000,000		200,000,000
Common stock, shares par value																																																																				$ 0.001
Preferred stock, shares authorized																																																																		10,000,000	15,000
Board of Directors and Shareholders [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																																																																			15,000
Accredited Investor [Member]
Class of Stock [Line Items]
Number of stock issued shares									1,625,000	32,125,000	8,333,333	3,754,720																				500,000	500,000
Shares issued price per share									$ 0.08	$ 0.08	$ 0.06	$ 0.014																					$ 0.02
Number of shares conversion of convertible notes									650
Number of warrant purchase												3,754,720
Warrant is exercisable price per share												$ 0.04
Aggregate purchase price										$ 2,570,000		$ 52,566
Issuance of shares												36,283
Number of stock issued shares, value											$ 500,000																					$ 10,000	$ 10,000
Number of common stock shares issued for conversion									2,068,588
Stock dividends, shares									165,487
Warrants outstanding, maturity date												Feb. 23, 2022
Sale of stock price per share																																$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms												1 year
Accredited Investor [Member] | Warrants [Member]
Class of Stock [Line Items]
Number of warrant to purchase common stock																																500,000	500,000
Board of Directors [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares designated description																																				Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months. We received an aggregate of $750,000 in financing in subscription for Series D Preferred Stock, or 7,500 shares
Proceeds from issuance of preferred stock																																				$ 750,000